Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations
Business Combinations

Note 4: Business Combinations

On October 25, 2018, Clarivate closed on the acquisition of TrademarkVision USA, LLC (“TrademarkVision”), an artificial intelligence technology start-up organization headquartered in Brisbane, Australia. The total purchase price for the acquisition consisted of $20,042 in closing date net cash consideration, subject to subsequent working capital adjustments, plus potential earn-out cash payments dependent upon achievement of certain milestones and financial performance metrics. The fair market value of the liability associated with the earn-out was $4,115 on the date of acquisition. Subsequent changes in the fair value will be included within the Consolidated Statement of Operations. Additionally, the excess value of the total purchase price over the estimated fair value of our identifiable assets and liabilities upon the closing of the acquisition of $19,205 was allocated to goodwill. The consolidated financial statements include the results of the acquisition subsequent to the closing date. TrademarkVision and its revolutionary image recognition software search tool for trademarks will join the trademark clearance and protection partner CompuMark.

In March 15, 2018, the Company acquired all of the outstanding stock of Kopernio (“Kopernio”), an artificial-intelligence technology startup, for $3,497. The Kopernio acquisition was accounted for using the acquisition method of accounting. As a result of the Kopernio acquisition and the application of purchase accounting, Kopernio’s identifiable assets and liabilities were adjusted to their estimated fair market values as of the closing date, which included a finite life intangible of $1,258 relating to computer software. Additionally, the excess value of the total purchase price over the estimated fair value of our identifiable assets and liabilities upon the closing of the acquisition of $2,322 was allocated to goodwill. The consolidated financial statements include the results of the acquisition subsequent to the closing date.

On June 1, 2017, the Company acquired all assets, liabilities and equity interests of Publons Limited and its wholly -owned subsidiary (“Publons”). Total net cash consideration for the acquisition was $7,401, plus potential future cash payments of up to $9,500 contingent upon Publons achieving certain milestones or financial and non-financial performance targets through 2020, including platform users and reviews. The fair market value of the liability associated with the earn-out was $5,900 on the date of acquisition. Subsequent changes in the fair value will be included within the Consolidated Statement of Operations. Publons is a researcher-facing peer-review data and recognition platform. The acquisition of Publons, its platform and data, is believed to increase the value of multiple existing Company products, while supporting researchers in the process. The consolidated financial statements include the results of the acquisitions subsequent to the closing date.

The fair value of identifiable assets acquired and liabilities assumed for all acquisitions at closing during 2018 and 2017, respectively, which were adjusted for qualifying measurement period adjustments, net of cash acquired, and contingent consideration liabilities incurred in relation to the acquisitions are summarized below:

	2018	2017
Other current assets	$706	$51
Finite-lived intangible assets	7,928	3,600
Indefinite-lived intangible assets	—	70
Goodwill	21,527	9,767
Other non-current assets	38	14
Total assets	30,199	13,502
Current liabilities	491	182
Non-current liabilities	2,054	19
Total liabilities	2,545	201
Net assets acquired	$27,654	$13,301

None of the goodwill associated with any of the business combinations above will be deductible for income tax purposes. Pro forma information is not presented for these acquisitions as the aggregate operations of the acquisitions were not significant to the overall operations of the Company.